Offerings - Offering: 1	Feb. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	315.94
Maximum Aggregate Offering Price	$ 110,579,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,270.96
Offering Note	This registration statement on Form S-8 (this "Registration Statement") registers offers and sales of 350,000 shares of common stock, par value $0.01 per share (the "Common Stock"), of Waters Corporation (the "Registrant") issued under the Waters Corporation 2026 Equity-Based Compensation Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The proposed maximum aggregate offering price per unit is estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices per share of Common Stock as reported on the New York Stock Exchange on February 17, 2026, which date is within five (5) business days prior to the filing of this Registration Statement.